LOOMIS SAYLES CORE PLUS BOND FUND
                         LOOMIS SAYLES HIGH INCOME FUND
              LOOMIS SAYLES LIMITED TERM GOVERNMENT AND AGENCY FUND
                LOOMIS SAYLES MASSACHUSETTS TAX FREE INCOME FUND
                       LOOMIS SAYLES MUNICIPAL INCOME FUND
                       LOOMIS SAYLES STRATEGIC INCOME FUND
                                  (the "Funds")

     Supplement dated November 28, 2005 to the IXIS Advisor Income and Tax Free Income Funds Classes A, B and C Prospectus dated February 1, 2005 as revised May 1, 2005 and the IXIS Advisor Income and Tax Free Income Funds Class Y Prospectus dated February 1, 2005, each as may be revised and supplemented from time to time

(This supplement combines the supplements dated October 7, 2005 and November 21, 2005.)

Effective October 1, 2005, the Funds entered into a new custodian agreement with State Street Bank and Trust Company. Also effective October 1, 2005, Boston Financial Data Services, Inc. became the shareholder servicing and transfer agent of the Funds. The expenses of the Funds have been reduced as a result of these new arrangements. Accordingly, the Annual Fund Operating Expenses table and the Example table of each Prospectus have been amended and restated as follows:

IXIS Advisor Income and Tax Free Income Funds Classes A, B and C Prospectus

Annual Fund Operating Expenses (expenses that are deducted from Fund assets, as a percentage of average daily net assets)

----------------------- ------------------------------------ -----------------------------------
                              Core Plus Bond Fund(1)                 High Income Fund(2)
----------------------- ------------------------------------
----------------------- ----------- ------------ ----------- ---------- ------------- ----------
                         Class A      Class B     Class C     Class A     Class B      Class C
----------------------- ----------- ------------ ----------- ---------- ------------- ----------
----------------------- ----------- ------------ ----------- ---------- ------------- ----------
Management fees           0.42%        0.42%       0.42%       0.60%       0.60%        0.60%
----------------------- ----------- ------------ ----------- ---------- ------------- ----------
----------------------- ----------- ------------ ----------- ---------- ------------- ----------
Distribution and/or
service (12b-1) fees
                          0.25%       1.00%*       1.00%*      0.25%       1.00%*      1.00%*
----------------------- ----------- ------------ ----------- ---------- ------------- ----------
----------------------- ----------- ------------ ----------- ---------- ------------- ----------
Other expenses++          0.50%        0.50%       0.50%       0.58%       0.58%        0.58%
----------------------- ----------- ------------ ----------- ---------- ------------- ----------
----------------------- ----------- ------------ ----------- ---------- ------------- ----------
Total annual fund
operating expenses        1.17%        1.92%       1.92%       1.43%       2.18%        2.18%
----------------------- ----------- ------------ ----------- ---------- ------------- ----------
----------------------- ----------- ------------ ----------- ---------- ------------- ----------
Fee Waiver and/or
Expense Reimbursement
                          0.12%        0.12%       0.12%       0.00%       0.00%        0.00%
----------------------- ----------- ------------ ----------- ---------- ------------- ----------
----------------------- ----------- ------------ ----------- ---------- ------------- ----------
Net Expenses              1.05%        1.80%       1.80%       1.43%       2.18%        2.18%
----------------------- ----------- ------------ ----------- ---------- ------------- ----------

----------------------- ---------------------------------- --------------------------------
                        Limited Term Government and Agency   Massachusetts Tax Free Income
                                       Fund+                            Fund(4)
----------------------- ---------------------------------- --------------------------------
----------------------- ------------ ---------- ---------- -------------- -----------------
                        Class A      Class B    Class C       Class A         Class B
----------------------- ------------ ---------- ---------- -------------- -----------------
----------------------- ------------ ---------- ---------- -------------- -----------------
Management fees            0.50%       0.50%      0.50%        0.60%           0.60%
----------------------- ------------ ---------- ---------- -------------- -----------------
----------------------- ------------ ---------- ---------- -------------- -----------------
Distribution and/or
service (12b-1) fees
                           0.25%      1.00%*     1.00%*        0.25%           1.00%*
----------------------- ------------ ---------- ---------- -------------- -----------------
----------------------- ------------ ---------- ---------- -------------- -----------------
Other expenses++           0.32%       0.32%      0.32%        0.28%           0.28%
----------------------- ------------ ---------- ---------- -------------- -----------------
----------------------- ------------ ---------- ---------- -------------- -----------------
Total annual fund
operating expenses         1.07%       1.82%      1.82%        1.13%           1.88%
----------------------- ------------ ---------- ---------- -------------- -----------------


------------------------------ ------------------------------- ----------------------------------
                                   Municipal Income Fund            Strategic Income Fund(5)
------------------------------ ------------------------------- ----------------------------------
------------------------------ ------------- ----------------- ---------- ------------ ----------
                               Class A       Class B            Class A     Class B    Class C
------------------------------ ------------- ----------------- ---------- ------------ ----------
------------------------------ ------------- ----------------- ---------- ------------ ----------
Management fees                   0.47%           0.47%          0.61%       0.61%       0.61%
------------------------------ ------------- ----------------- ---------- ------------ ----------
------------------------------ ------------- ----------------- ---------- ------------ ----------
Distribution and/or service
(12b-1) fees                      0.25%           1.00%*         0.25%      1.00%*      1.00%*
------------------------------ ------------- ----------------- ---------- ------------ ----------
------------------------------ ------------- ----------------- ---------- ------------ ----------
Other expenses++                  0.26%           0.26%          0.35%       0.35%       0.35%
------------------------------ ------------- ----------------- ---------- ------------ ----------
------------------------------ ------------- ----------------- ---------- ------------ ----------
Total annual fund operating
expenses                          0.98%           1.73%          1.21%       1.96%       1.96%
------------------------------ ------------- ----------------- ---------- ------------ ----------

+ Expense information for the Loomis Sayles Limited Term Government and Agency Fund reflects a reduction in the advisory fee from 0.57% of the Fund's average daily net assets to 0.50% of the Fund's average daily net assets, effective March 21, 2005.

* Because of the higher 12b-1 fees, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the rules of the National Association of Securities Dealers, Inc.

(1) Loomis Sayles has given a binding undertaking to this Fund to limit the amount of the Fund's total annual fund operating expenses, exclusive of brokerage expenses, interest expenses, taxes and organizational and extraordinary expenses, to 1.05%, 1.80%, and 1.80% of the Fund's average daily net assets for Classes A, B and C shares, respectively. This undertaking is in effect from July 1, 2005 through January 31, 2006 and is reevaluated on an annual basis. Without this undertaking, expenses would have been higher.

(2) Loomis Sayles has given a binding undertaking to this Fund to limit the amount of the Fund's total annual fund operating expenses, exclusive of brokerage expenses, interest expenses, taxes and organizational and extraordinary expenses, to 1.45%, 2.20%, and 2.20% of the Fund's average daily net assets for Classes A, B and C shares, respectively. This undertaking is in effect from July 1, 2005 through January 31, 2006 and is reevaluated on an annual basis.

(4) Loomis Sayles has given a binding undertaking to this Fund to limit the amount of the Fund's total annual fund operating expenses, exclusive of brokerage expenses, interest expenses, taxes and organizational and extraordinary expenses, to 1.15% and 1.90% of the Fund's average daily net assets for Class A and Class B shares, respectively. This undertaking is in effect from July 1, 2005 through January 31, 2006 and is reevaluated on an annual basis.

(5) Loomis Sayles has given a binding undertaking to this Fund to limit the amount of the Fund's total annual fund operating expenses, exclusive of brokerage expenses, interest expenses, taxes and organizational and extraordinary expenses, to 1.25%, 2.00% and 2.00% of the Fund's average daily net assets for Classes A, B and C shares, respectively. This undertaking is in effect through January 31, 2006 and is reevaluated on an annual basis.

Example*

--------------- ------------------------------------------------------ -----------------------------------------------------
                                 Core Plus Bond Fund                                     High Income Fund
--------------- ------------------------------------------------------ -----------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                 Class            Class                 Class           Class           Class                 Class
                    A               B                     C               A               B                     C
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                             (1)        (2)        (1)        (2)                  (1)        (2)        (1)        (2)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
1 year            $552       $683       $183       $283       $183      $589       $721       $221       $321       $221
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
3 years           $794       $891       $591       $591       $591      $882       $982       $682       $682       $682
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
5 years          $1,054     $1,226     $1,026     $1,026     $1,026    $1,196     $1,370     $1,170     $1,170     $1,170
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
10 years**       $1,796     $2,038     $2,038     $2,234     $2,234    $2,086     $2,323     $2,323     $2,513     $2,513
----------------------------------------------------------------------------------------------------------------------------

------------------------ ------------------------------------------- -------------------------------
                          Limited Term Government and Agency Fund    Massachusetts Tax Free Income
                                                                                  Fund
------------------------ ------------------------------------------- -------------------------------
----------------------------------------------------------------------------------------------------
                         Class        Class             Class         Class           Class
                            A            B                C              A              B
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
                                   (1)     (2)      (1)      (2)
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
1 year                    $406    $685     $185     $285     $185      $535       $691      $191
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
3 years                   $630    $873     $573     $573     $573      $769       $891      $591
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
5 years                   $872   $1,185    $985     $985     $985     $1,021     $1,216    $1,016
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
10 years**               $1,566  $1,940   $1,940   $2,137   $2,137    $1,741     $2,005    $2,005
----------------------------------------------------------------------------------------------------


---------------------- ------------------------------------ -----------------------------------------------------
                              Municipal Income Fund                        Strategic Income Fund
---------------------- ------------------------------------ -----------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
                        Class A           Class B             Class A         Class B              Class C
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
                                      (1)         (2)                    (1)         (2)         (1)       (2)
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
1 year                   $545        $676         $176         $568      $699        $199        $299     $199
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
3 years                  $748        $845         $545         $817      $915        $615        $615     $615
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
5 years                  $967       $1,139        $939        $1,085    $1,257      $1,057      $1,057   $1,057
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
10 years**              $1,597      $1,842       $1,842       $1,850    $2,091      $2,091      $2,285   $2,285
-----------------------------------------------------------------------------------------------------------------

(1) Assumes redemption at end of period.

(2) Assumes no redemption at end of period.

* The Example for Core Plus Bond Fund is based on the Net Expenses for the 1-year period and on the Total Annual Fund Operating Expenses for the remaining years. The Examples for all other Funds are based on the Total Annual Fund Operating Expenses for all periods. Reflects current fees and expenses.

** Class B shares automatically convert to Class A shares after 8 years; therefore, in years 9 and 10 Class B amounts are calculated using Class A expenses.

IXIS Advisor Income and Tax Free Income Funds Class Y Prospectus

Annual Fund Operating Expenses (expenses that are deducted from Fund assets, as a percentage of average daily net assets)


-------------------------------- ------------------------------ ------------------------------
                                        Core Plus Bond                   High Income
                                            Fund(1)                         Fund*
-------------------------------- ------------------------------ ------------------------------
-------------------------------- ------------------------------ ------------------------------
                                            Class Y                        Class Y
-------------------------------- ------------------------------ ------------------------------
-------------------------------- ------------------------------ ------------------------------
Management fees                              0.42%                          0.60%
-------------------------------- ------------------------------ ------------------------------
-------------------------------- ------------------------------ ------------------------------
Distribution and/or service
(12b-1) fees                                 0.00%                          0.00%
-------------------------------- ------------------------------ ------------------------------
-------------------------------- ------------------------------ ------------------------------
Other expenses++                             0.45%                          0.49%
-------------------------------- ------------------------------ ------------------------------
-------------------------------- ------------------------------ ------------------------------
Total annual fund operating                                                 1.09%
expenses                                     0.87%
-------------------------------- ------------------------------ ------------------------------
-------------------------------- ------------------------------ ------------------------------
Fee Waiver and/or Expense                                                   0.00%
Reimbursement                                0.07%
-------------------------------- ------------------------------ ------------------------------
-------------------------------- ------------------------------ ------------------------------
Net Expenses                                 0.80%                          1.09%
-------------------------------- ------------------------------ ------------------------------

-------------------------------- ------------------------------ ------------------------------
                                  Limited Term Government and         Strategic Income
                                         Agency Fund+                      Fund(3)
-------------------------------- ------------------------------ ------------------------------
-------------------------------- ------------------------------ ------------------------------
                                            Class Y                        Class Y
-------------------------------- ------------------------------ ------------------------------
-------------------------------- ------------------------------ ------------------------------
Management fees                              0.50%                          0.61%
-------------------------------- ------------------------------ ------------------------------
-------------------------------- ------------------------------ ------------------------------
Distribution and/or service
(12b-1) fees                                 0.00%                          0.00%
-------------------------------- ------------------------------ ------------------------------
-------------------------------- ------------------------------ ------------------------------
Other expenses++                             0.24%                          0.28%
-------------------------------- ------------------------------ ------------------------------
-------------------------------- ------------------------------ ------------------------------
Total annual fund operating
expenses                                     0.74%                          0.89%
-------------------------------- ------------------------------ ------------------------------
-------------------------------- ------------------------------ ------------------------------
Fee Waiver and/or Expense
Reimbursement                                0.00%                          0.00%
-------------------------------- ------------------------------ ------------------------------
-------------------------------- ------------------------------ ------------------------------
Net Expenses                                 0.74%                          0.89%
-------------------------------- ------------------------------ ------------------------------

+ Expense information for the Loomis Sayles Limited Term Government and Agency Fund reflects a reduction in the advisory fee from 0.57% of the Fund's average daily net assets to 0.50% of the Fund's average daily net assets, effective March 21, 2005.

++ Other expenses have been restated to reflect changes to the custodian and transfer agency fees effective October 1, 2005.

* Class Y shares of the Loomis Sayles High Income Fund were not outstanding during 2004 and are not outstanding as of the date of this supplement. Expenses for Loomis Sayles High Income Fund have been estimated.

(1)Loomis Sayles has given a binding undertaking to this Fund to limit the amount of the Fund's total annual fund operating expenses, exclusive of brokerage expenses, interest expenses, taxes and organizational and extraordinary expenses, to 0.80% of the Fund's average daily net assets for Class Y. This undertaking is in effect from July 1, 2005 through January 31, 2006 and is reevaluated on an annual basis. Without this undertaking, expenses would have been higher.

(3)Loomis Sayles has given a binding undertaking to this Fund to limit the amount of the Fund's total annual fund operating expenses, exclusive of brokerage expenses, interest expenses, taxes and organizational and extraordinary expenses to 1.00% of the Fund's average daily net assets for Class Y shares. This undertaking is in effect through January 31, 2006 and will be reevaluated on an annual basis thereafter.

Example*

---------------- --------------------------------- -----------------------------
                       Core Plus Bond Fund                 High Income Fund
---------------- --------------------------------- -----------------------------
--------------------------------------------------------------------------------
                                 Class Y Class Y
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
1 year                         $82                               $111
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
3 years                       $271                               $347
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
5 years                       $475                               $601
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
10 years                     $1,066                             $1,329
--------------------------------------------------------------------------------

---------------- --------------------------------- -----------------------------
                   Limited Term Government and           Strategic Income Fund
                           Agency Fund
---------------- --------------------------------- -----------------------------
--------------------------------------------------------------------------------
                                 Class Y Class Y
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
1 year                         $76                               $91
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
3 years                       $237                               $284
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
5 years                       $411                               $493
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
10 years                      $918                              $1,096
--------------------------------------------------------------------------------

* The Example for the Loomis Sayles Core Plus Bond Fund is based on the Net Expenses for the 1-year period and on the Total Annual Fund Operating Expenses for the remaining years. The Examples for all other Funds are based on the Total Annual Fund Operating Expenses for all periods. Reflects current fees and expenses.

All Prospectuses

The last paragraph of the sub-section "Principal Investment Strategies" within the "Goals, Strategies & Risks" section of the prospectus have been amended and restated as follows with regard to the Loomis Sayles Core Plus Bond Fund, Loomis Sayles High Income Fund, Loomis Sayles Limited Term Government and Agency Fund, Loomis Sayles Massachusetts Tax Free Income Fund, Loomis Sayles Municipal Income Fund and Loomis Sayles Strategic Income Fund :

A list of the Fund's full portfolio holdings, which is updated monthly after an aging period of at least 30 days, is available on the Fund's website at www.ixisadvisorfunds.com (click on "Fund Information" and then "Portfolio Holdings"). These holdings will remain accessible on the website until the Fund files its Form N-CSR or Form N-Q with the SEC for the period that includes the date of the information. In addition, a list of the Fund's top 10 holdings as of the month-end is generally available within 5 days after the month-end on the Fund's website at www.ixisadvisorfunds.com (click on "Fund Information", then "Our fund line-up", then the name of the Fund and scroll down to "Portfolio Highlights").